Financial Instruments and Risk Management - Schedule of Credit Risk (Details) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Schedule of Credit Risk [Abstract]
Trade receivables	$ 111,231	$ 32,482
Joint interest receivables	18,341	19,719
Accrued joint interest receivables	13,884	13,985
Accounts receivable	$ 143,456	$ 66,186